SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Selling And Marketing Expenses [Abstract]
Schedule of selling and marketing expenses
	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Salaries and related expenses	2,866	2,335	1,752

Total	2,866	2,335	1,752